Summary of Assumptions Used to Determine Fair Value of the Assumed Warrants (Details)	Aug. 31, 2025	Nov. 30, 2024	Nov. 14, 2024
Measurement Input, Share Price [Member]
Restructuring Cost and Reserve [Line Items]
Warrants outstanding input	1.11	0.81
Measurement Input, Expected Term [Member]
Restructuring Cost and Reserve [Line Items]
Warrants outstanding input	0.6	5
Measurement Input, Price Volatility [Member]
Restructuring Cost and Reserve [Line Items]
Warrants outstanding input	0.93	86
Measurement Input, Risk Free Interest Rate [Member]
Restructuring Cost and Reserve [Line Items]
Warrants outstanding input	0.0382	3.68
Peak Bio [Member] | Measurement Input, Share Price [Member]
Restructuring Cost and Reserve [Line Items]
Warrants outstanding input			2.23
Peak Bio [Member] | Measurement Input, Expected Dividend Rate [Member]
Restructuring Cost and Reserve [Line Items]
Warrants outstanding input			0.000
Peak Bio [Member] | Peak Bio Assumed Warrants November 2022 [Member] | Measurement Input, Share Price [Member]
Restructuring Cost and Reserve [Line Items]
Warrants outstanding input			2.23
Peak Bio [Member] | Peak Bio Assumed Warrants November 2022 [Member] | Measurement Input, Exercise Price [Member]
Restructuring Cost and Reserve [Line Items]
Warrants outstanding input			39.18
Peak Bio [Member] | Peak Bio Assumed Warrants November 2022 [Member] | Measurement Input, Expected Term [Member]
Restructuring Cost and Reserve [Line Items]
Warrants outstanding input			3.0
Peak Bio [Member] | Peak Bio Assumed Warrants November 2022 [Member] | Measurement Input, Price Volatility [Member]
Restructuring Cost and Reserve [Line Items]
Warrants outstanding input			0.864
Peak Bio [Member] | Peak Bio Assumed Warrants November 2022 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Restructuring Cost and Reserve [Line Items]
Warrants outstanding input			0.043
Peak Bio [Member] | Peak Bio Assumed Warrants November 2022 [Member] | Measurement Input, Expected Dividend Rate [Member]
Restructuring Cost and Reserve [Line Items]
Warrants outstanding input			0
Peak Bio [Member] | Peak Bio Assumed Warrants April 2023 [Member] | Measurement Input, Share Price [Member]
Restructuring Cost and Reserve [Line Items]
Warrants outstanding input			2.23
Peak Bio [Member] | Peak Bio Assumed Warrants April 2023 [Member] | Measurement Input, Exercise Price [Member]
Restructuring Cost and Reserve [Line Items]
Warrants outstanding input			2.04
Peak Bio [Member] | Peak Bio Assumed Warrants April 2023 [Member] | Measurement Input, Expected Term [Member]
Restructuring Cost and Reserve [Line Items]
Warrants outstanding input			3.5
Peak Bio [Member] | Peak Bio Assumed Warrants April 2023 [Member] | Measurement Input, Price Volatility [Member]
Restructuring Cost and Reserve [Line Items]
Warrants outstanding input			0.841
Peak Bio [Member] | Peak Bio Assumed Warrants April 2023 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Restructuring Cost and Reserve [Line Items]
Warrants outstanding input			0.043
Peak Bio [Member] | Peak Bio Assumed Warrants April 2023 [Member] | Measurement Input, Expected Dividend Rate [Member]
Restructuring Cost and Reserve [Line Items]
Warrants outstanding input			0